Taxes - Provision for income tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Taxes
Current	$ 684,804	$ 545,520
Deferred	0	0
Total	$ 684,804	$ 545,520